Additional information - condensed financial statements of the Company (Condensed statements of operations and comprehensive income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed statements of operations [Line Items]
Interest expense	¥ (32,122)	$ (4,937)		¥ (81,085)	¥ (97,125)
Net income (loss)	2,508,391	385,536		1,511,576	998,305
Other comprehensive income (loss) :
Unrealized gain (loss) of available-for-sale securities	(41,150)	(6,325)		134,768	0
Foreign currency translation adjustments, net of nil tax	(61,513)	(9,454)		(5,317)	4,414
Total comprehensive income	2,390,572	367,428		1,653,369	1,037,657
Parent [Member]
Condensed statements of operations [Line Items]
Share of profit of subsidiaries and VIEs	2,525,357	388,140	[1]	1,605,003	1,108,029
Interest expense	(32,122)	(4,937)	[1]	(81,085)	(74,786)
Net income (loss)	2,493,235	383,203	[1]	1,523,918	1,033,243
Other comprehensive income (loss) :
Unrealized gain (loss) of available-for-sale securities	(41,150)	(6,325)	[1]	134,768
Foreign currency translation adjustments, net of nil tax	(61,513)	(9,454)	[1]	(5,317)	4,414
Total comprehensive income	¥ 2,390,572	$ 367,424	[1]	¥ 1,653,369	¥ 1,037,657

[1]	Convenience translation Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB 6.5063 on December 29, 2017 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.